Average Annual Total Returns - Class A and Class C - Dow 2x Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	(2.91%)
5 Years	20.43%
10 Years	19.09%
Class C
Average Annual Return:
1 Year	0.17%
5 Years	20.71%
10 Years	18.78%